Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.8%
Agriculture - 4.4%
Altria Group, Inc.	21,758	$895,342
Archer-Daniels-Midland Co.	21,592	924,785
Philip Morris International, Inc.	12,092	928,787
		2,748,914
Beverages - 8.7%
Brown-Forman Corp. - Class B	13,049	904,818
Coca-Cola Co.	18,669	881,924
Constellation Brands, Inc. - Class A	5,001	891,178
Molson Coors Brewing Co. - Class B	22,375	839,510
Monster Beverage Corp. (a)	12,465	978,253
PepsiCo, Inc.	6,600	908,556
		5,404,239
Biotechnology - 7.1%
Alexion Pharmaceuticals, Inc. (a)	4,259	436,505
Amgen, Inc.	2,138	523,105
Biogen, Inc. (a)	1,668	458,183
Bio-Rad Laboratories, Inc. - Class A (a)	1,035	543,261
Gilead Sciences, Inc.	6,357	442,002
Illumina, Inc. (a)	1,364	521,266
Incyte Corp. (a)	5,055	499,232
Regeneron Pharmaceuticals, Inc. (a)	792	500,599
Vertex Pharmaceuticals, Inc. (a)	1,731	470,832
		4,394,985
Cosmetics/Personal Care - 5.5%
Colgate-Palmolive Co.	11,697	903,008
Coty, Inc. - Class A	174,810	648,545
Estee Lauder Cos., Inc. - Class A	4,452	879,448
Procter & Gamble Co.	7,365	965,699
		3,396,700
Electronics - 2.7%
Mettler-Toledo International, Inc. (a)	609	569,415
PerkinElmer, Inc.	4,792	569,817
Waters Corp. (a)	2,508	534,580
		1,673,812
Food - 20.4%
Campbell Soup Co.	18,089	896,672
ConAgra Foods, Inc.	26,269	983,774
General Mills, Inc.	14,152	895,397
Hershey Co.	6,597	959,270
Hormel Foods Corp.	18,243	927,839
JM Smucker Co.	8,133	889,343
Kellogg Co.	13,390	923,776
Kroger Co.	26,392	918,178
Lamb Weston Holdings, Inc.	13,102	787,168
McCormick & Co., Inc.	5,112	996,329
Mondelez International, Inc. - Class A	16,785	931,400
Sysco Corp.	15,690	829,216
The Kraft Heinz Co.	26,774	920,490
Tyson Foods, Inc. - Class A	13,689	841,189
		12,700,041
Healthcare-Products - 18.4%
ABIOMED, Inc. (a)	1,928	578,284
Align Technology, Inc. (a)	1,853	544,448
Baxter International, Inc.	5,538	478,372
Becton Dickinson and Co.	2,014	566,619
Boston Scientific Corp. (a)	13,161	507,620
Danaher Corp.	2,762	562,896
DENTSPLY SIRONA, Inc.	10,726	478,380
Edwards Lifesciences Corp. (a)	6,844	536,638
Henry Schein, Inc. (a)	8,218	564,823
Hologic, Inc. (a)	9,275	647,210
IDEXX Laboratories, Inc. (a)	1,536	610,944
Intuitive Surgical, Inc. (a)	836	573,028
Medtronic PLC	4,992	481,628
ResMed, Inc.	2,895	586,266
STERIS PLC	3,066	489,426
Stryker Corp.	2,478	478,997
Teleflex, Inc.	1,322	493,238
Thermo Fisher Scientific, Inc.	1,370	567,112
Varian Medical Systems, Inc. (a)	4,034	575,732
West Pharmaceutical Services, Inc.	2,318	623,241
Zimmer Biomet Holdings, Inc.	3,715	501,005
		11,445,907
Healthcare-Services - 8.4%
Anthem, Inc.	1,750	479,150
Centene Corp. (a)	7,513	490,223
DaVita, Inc. (a)	5,944	519,446
HCA Healthcare, Inc.	4,626	585,837
Humana, Inc.	1,227	481,536
IQVIA Holdings, Inc. (a)	3,350	530,607
Laboratory Corp. of American Holdings (a)	2,776	535,546
Quest Diagnostics, Inc.	4,209	534,838
UnitedHealth Group, Inc.	1,632	494,137
Universal Health Services, Inc. - Class B	4,866	534,773
		5,186,093
Household Products/Wares - 4.9%
Church & Dwight Co., Inc.	11,653	1,122,533
Clorox Co.	4,150	981,516
Kimberly-Clark Corp.	6,264	952,379
		3,056,428
Manufacturing - 2.4%
Abbott Laboratories	5,226	525,944
Agilent Technologies, Inc.	5,403	520,471
The Cooper Cos., Inc.	1,616	457,215
		1,503,630
Pharmaceuticals - 11.7%
AbbVie, Inc.	5,031	477,492
AmerisourceBergen Corp.	4,904	491,332
Bristol-Myers Squibb Co.	8,282	485,822
Cardinal Health, Inc.	8,796	480,438
Cigna Corp.	2,448	422,745
CVS Health Corp.	7,252	456,441
DexCom, Inc. (a)	1,256	547,038
Eli Lilly & Co.	3,241	487,090
Johnson & Johnson	3,275	477,364
McKesson Corp.	3,139	471,352
Merck & Co., Inc.	6,096	489,143
Mylan NV (a)	29,186	470,187
Perrigo Co. PLC	9,035	479,036
Pfizer, Inc.	13,782	530,331
Zoetis, Inc.	3,468	526,026
		7,291,837
Retail - 4.4%
Costco Wholesale Corp.	2,851	928,086
Walgreens Boots Alliance, Inc.	20,565	837,201
Walmart, Inc.	7,230	935,562
		2,700,849
Software - 0.8%
Cerner Corp.	6,946	482,400
TOTAL COMMON STOCKS (Cost $57,065,788)		61,985,835

	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts, - 0.2%
U.S. Bank Money Market Deposit Account, 0.04% (c)	$103,268	103,268
TOTAL SHORT-TERM INVESTMENTS (Cost $103,268)		103,268

Total Investments (Cost $57,169,056) - 100.0%		62,089,103
Other Assets in Excess of Liabilities - 0.0% (b)		26,861
TOTAL NET ASSETS - 100.0%		$62,115,964

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Less than 0.05%
(c)	The rate shown is as of July 31, 2020.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaq Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 61,985,835	$ -	$ -	$ -	$ 61,985,835
Short-Term Investments	103,268	-	-	-	103,268
Total Investments in Securities	$ 62,089,103	$ -	$ -	$ -	$ 62,089,103
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.